Shareholder Fees {- Retailing Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 | Retailing Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none